Nationwide Life Insurance Company
Nationwide Variable Account-II
Prospectus supplement dated June 1, 2020
to the following prospectus(es):
Nationwide DestinationSM Future prospectus dated May 15, 2020
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
This Rate Sheet Supplement should be read and retained with the prospectus for Nationwide DestinationSM Future. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.
Nationwide is issuing this Rate Sheet Supplement to provide the current:
•	Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max.
The Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages provided below apply to applications signed on or after June 1, 2020.
It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.
If your application was signed prior to the date shown above, please refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, and/or Lifetime Withdrawal Percentages that are applicable to your contract, or contact Nationwide's Service Center.
All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-235382).
Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
Roll-up Interest Rate	Roll-up Crediting Period
5%	10 Years

Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
45 up to 59½	3.30%	3.05%
59½ through 64	4.30%	4.05%
65 through 69	5.15%	4.90%
70 through 74	5.25%	5.00%
75 through 80	5.75%	5.50%
81 and older	6.30%	6.05%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
VAN-0277AO-R1-0620

Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Roll-up Interest Rate	Roll-up Crediting Period
5%	10 Years

	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 up to 59½	4.00%	3.00%	3.75%	3.00%
59½ through 64	5.00%	3.00%	4.75%	3.00%
65 through 69	6.25%	4.00%	6.00%	4.00%
70 through 74	6.50%	4.00%	6.25%	4.00%
75 through 80	6.75%	4.00%	6.50%	4.00%
81 and older	6.75%	4.00%	6.50%	4.00%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
Roll-up Interest Rate	Roll-up Crediting Period
5%	10 Years

	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 up to 59½	4.00%	3.00%	3.75%	3.00%
59½ through 64	5.00%	3.00%	4.75%	3.00%
65 through 69	7.50%	3.00%	7.25%	3.00%
70 through 74	8.00%	3.00%	7.75%	3.00%
75 through 80	8.00%	3.00%	7.75%	3.00%
81 and older	8.00%	3.00%	7.75%	3.00%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
VAN-0277AO-R1-0620
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